Segment information (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 01, 2017	Jan. 02, 2017	Dec. 31, 2016
Equity Method Investment, Ownership Percentage	50.00%			50.00%
Long-term Line of Credit	$ 51,832			$ 8,622
Hoegh Grace entities [Member]
Business Acquisition, Percentage of Voting Interests Acquired	49.00%	49.00%	51.00%
Hoegh Grace entities [Member] | Consolidated Entities [Member]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
Revolving Credit Facility [Member]
Long-term Line of Credit	$ 85,000
GDF Suez Neptune and the GDF Suez Cape Ann [Member]
Equity Method Investment, Ownership Percentage	50.00%